EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income attribute to the Company	$ 5,345,311	$ 4,823,973	$ 5,896,804
Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,804,164	19,862,537
Basic and diluted earnings per share	$ 0.27	$ 0.24	$ 0.3